Schedule I—Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2015
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information of Registrant
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF REGISTRANT—

CHENIERE ENERGY PARTNERS, L.P.

CONDENSED BALANCE SHEETS
(in thousands)

	December 31,
	2015	2014
ASSETS
Current assets
Cash and cash equivalents	$109,950	$222,130
Accounts receivable—affiliates	—	9,568
Prepaid expenses and other	187	104
Total current assets	110,137	231,802

Investment in affiliates	617,749	902,612
Other non-current assets	953	123
Total assets	$728,839	$1,134,537

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accrued liabilities—affiliates	$14,750	$3,033
Other current liabilities	1,158	775
Total current liabilities	15,908	3,808

Partners’ equity	712,931	1,130,729
Total liabilities and partners’ equity	$728,839	$1,134,537

The accompanying notes are an integral part of these condensed financial statements.
CHENIERE ENERGY PARTNERS, L.P.

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)

	Year Ended December 31,
	2015	2014	2013
Operating costs and expenses	$5,737	$3,383	$3,041
Operating costs and expenses—affiliates	11,546	11,556	11,376
Loss from operations	(17,283)	(14,939)	(14,417)

Interest income	173	162	242
Equity loss of affiliates	(301,781)	(395,259)	(243,942)
Net loss	$(318,891)	$(410,036)	$(258,117)

Other comprehensive income attributable to affiliates	—	—	27,240
Comprehensive loss	$(318,891)	$(410,036)	$(230,877)

The accompanying notes are an integral part of these condensed financial statements.
CHENIERE ENERGY PARTNERS, L.P.

CONDENSED STATEMENTS OF CASH FLOWS
(in thousands)

	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities	$3,646	$(24,416)	$(13,056)

Cash flows from investing activities
Investments in subsidiaries	(35,208)	(77,846)	(405,452)
Distributions received from affiliates, net	18,400	108,625	369,726
Purchase of Creole Trail Pipeline Business, net	—	—	(313,892)
Net cash provided by (used in) investing activities	(16,808)	30,779	(349,618)

Cash flows from financing activities:
Distributions to owners	(99,018)	(99,015)	(91,386)
Proceeds from sale of partnership common and general partner units	—	—	375,897
Net cash provided by (used in) financing activities	(99,018)	(99,015)	284,511

Net decrease in cash and cash equivalents	(112,180)	(92,652)	(78,163)
Cash and cash equivalents—beginning of period	222,130	314,782	392,945
Cash and cash equivalents—end of period	$109,950	$222,130	$314,782

The accompanying notes are an integral part of these condensed financial statements.
CHENIERE ENERGY PARTNERS, L.P.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The condensed financial statements represent the financial information required by Securities and Exchange Commission Regulation S-X 5-04 for Cheniere Partners.

A substantial amount of Cheniere Partners’ operating, investing and financing activities are conducted by its affiliates. In the condensed financial statements, Cheniere Partners’ investments in affiliates are presented under the equity method of accounting. Under this method, the assets and liabilities of affiliates are not consolidated. The investments in net assets of the affiliates are recorded in the balance sheets. The gain (loss) from operations of the affiliates is reported on a net basis as equity in net gains (losses) of affiliates.

In May 2013, we acquired Cheniere’s ownership interest in the Creole Trail Pipeline Business, thereby providing us with ownership of a 94-mile pipeline interconnecting the Sabine Pass LNG terminal with a number of large interstate pipelines. The effect on reported equity on including the prior results of the Creole Trail Pipeline Business is reported as Investment in affiliates in our Condensed Balance Sheet and Equity loss of affiliates in our Condensed Statement of Operations. The purchase has been accounted for as a transfer of net assets between entities under common control. We recognize transfers of net assets between entities under common control at Cheniere’s historical basis in the net assets sold. In addition, transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retroactively adjusted to furnish comparative information.

The condensed financial statements should be read in conjunction with Cheniere Partners’ Consolidated Financial Statements.

NOTE 2—GUARANTEES

Guarantees on Behalf of CTPL

In May 2013, CTPL entered into a $400.0 million term loan facility (the “CTPL Term Loan”), which is being used to fund modifications to the Creole Trail Pipeline and for general business purposes. CTPL incurred $10.0 million of direct lender fees that were recorded as a debt discount. The CTPL Term Loan matures in 2017 when the full amount of the outstanding principal obligations must be repaid. CTPL’s loans may be repaid, in whole or in part, at any time without premium or penalty. As of December 31, 2015, CTPL had borrowed the full amount of $400.0 million available under the CTPL Term Loan. Cheniere Partners has guaranteed on behalf of CTPL all principal, interest, costs, fees and expenses owed under the CTPL Term Loan.

 NOTE 3—SUPPLEMENTAL CASH FLOW INFORMATION

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2015	2014	2013
Non-cash capital contributions (1)	$(301,781)	$(395,259)	$(225,792)
Non-cash capital contributions related to the Creole Trail Pipeline Business (1)	—	—	(18,150)

(1)	Amounts represent equity gains (losses) of affiliates not funded by Cheniere Partners.